Redeemable Non-Controlling Interests- Additional Information (Detail) ¥ in Thousands, $ in Thousands	Jul. 06, 2018 shares	Jun. 29, 2018 shares	Dec. 31, 2019 CNY (¥)	Sep. 25, 2017 CNY (¥)	Sep. 25, 2017 USD ($)
Series B Onshore Investors [Member]
Class of Stock [Line Items]
Subscribed for additional equity				¥ 161,196	$ 24,444
Series A-3 Preferred Shares [Member]
Class of Stock [Line Items]
Shares issued relating to acquisition | shares	8,361,823	8,361,823
Mezzanine equity | ¥			¥ 305,708
Fair value of redeemable convertible stock | ¥			¥ 615,393
Series B Preferred Shares [Member]
Class of Stock [Line Items]
Shares issued relating to acquisition | shares	7,394,189	7,394,189